Employee Stock and Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	212,920	43,500	19,015
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	528,092
Granted, Number of Share Units	143,630
Performance criteria adjustment, Number of Share Units	81,148
Forfeited, Number of Share Units	(14,078)
Vested, Number of Share Units	(18,000)
Share unit awards issued, Number of Share Units	174,148
Nonvested share units at end of period, Number of Share Units	582,644
Nonvested share units at beginning of period, Weighted Average Fair Value	21.25
Granted, Weighted Average Fair Value	25.31
Performance criteria adjustment, Weighted Average Fair Value	22.26
Forfeited, Weighted Average Fair Value	23.53
Vested, Weighted Average Fair Value	19.51
Share unit awards issued, Weighted Average Fair Value	18.93
Nonvested share units at end of period, Weighted Average Fair Value	22.98